Note 16 - Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Combined basic Canadian federal and provincial income tax rate	26.50%	26.50%	26.50%
Effective income tax taxes	$ (27,602)	$ (1,659,267)	$ 17,025
Increase (decrease) resulting from change in the deferred tax assets not recognized	1,839,000	1,302,000	424,000
Withholding tax	189,534	178,022	186,832
Non-deductible items	46,369	676,242	62,601
Change in prior year estimates	(1,576,767)	(318,975)	(502,753)
	$ 189,534	$ 178,022	$ 187,705